Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques

The fair value of share-based awards was estimated using the Black-Scholes model with the following weighted-average assumptions for the three months ended March 31, 2018 and 2017:

	2018	2017
Dividend yield	0.00	0.00
Risk-free interest rate	2.86-2.94%	.79-2.32%
Expected volatility	137.2-137.3%	67.3-139.5%
Expected life (in years)	10	10

The fair value of share-based awards was estimated using the Black-Scholes model with the following weighted-average assumptions for the years ended December 31, 2017 and 2016:

Assumptions:

	2017	2016

Dividend yield	0.00	0.00
Risk-free interest rate	1.91-2.45%	1.13-1.57%
Expected volatility	115.9-139%	111.5-132.4%
Expected life (in years)	5-10	5-10

Schedule of Stock Option Activity

Option activity for the year ended December 31, 2017 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	Options	($)	Life (Yrs.)	Value ($)

Options outstanding at December 31, 2016	101,188	8.39	9.29	-
Granted	213,750	2.95	7.72	16,600
Exercised	-	-	-	-
Forfeited or cancelled	-15,000	5.43	-	-

Options outstanding at December 31, 2017	299,938	8.39	7.33	16,600
Options expected to vest in the future as of December 31, 2017	214,324	4.55	6.88	16,000
Options exercisable at December 31, 2017	85,614	4.49	7.96	600
Options vested, exercisable, and options expected to vest at December 31, 2017	299,938	4.57	7.33	16,600